NON-CONTROLLING INTERESTS - Summary (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Non-controlling interests
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	$ 10,767	$ 11,342
Participating non-controlling interests – in operating subsidiaries
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	10,508	11,070
Participating non-controlling interests – in a holding subsidiary held by the partnership
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	$ 259	$ 272